SHARE-BASED PAYMENTS - Stock-based Compensation - Stock options granted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Total grant-date fair value of the options granted					$ 4,696,605
Stock-based compensation expense	$ 101,500	$ 119,759	$ 207,094	$ 258,852
Unrecognized compensation cost related to non-vested stock option	370,907		$ 370,907		$ 577,999
Share-based arrangement, non-vested weighted average period			10 months 24 days		1 year 6 months 21 days
Sales and marketing expense
SHARE-BASED PAYMENTS
Stock-based compensation expense	$ 28,798	$ 28,798			$ 57,596	$ 551,948
General and administrative expenses
SHARE-BASED PAYMENTS
Stock-based compensation expense					$ 421,442	$ 3,325,897